UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2012

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         York Capital Management Global Advisors, LLC
Address:      767 Fifth Avenue
              17th Floor
              New York, NY 10153


Form 13F File Number: 28-14350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         John J. Fosina
Title:        Chief Financial Officer
Phone:        (212) 300-1300


Signature, Place, and Date of Signing:

   /s/ John J. Fosina        New York, New York          February 14, 2013
  -------------------       -------------------         ------------------
       [Signature]             [City, State]                  [Date]

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                87
                                              -----------
Form 13F Information Table Value Total:       $ 4,059,774
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

               COLUMN 1               COLUMN 2       COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7     COLUMN 8
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NAME OF ISSUER                      TITLE OF           CUSIP     VALUE    SHRS OR   SH/  PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
                                     CLASS                      (X$1000)  PRN AMT   PRN  CALL  DISCRETION   MGRS   SOLE  SHARED NONE
7 DAYS GROUP HLDGS LTD                    ADR        81783J101    4,205      348,641 SH             SOLE            348,641
THE ADT CORPORATION                       COM        00101J106    2,133       45,875 SH             SOLE             45,875
ADVANCE AUTO PARTS INC                    COM        00751Y106   76,441    1,093,546 SH             SOLE          1,093,546
ALON USA PARTNERS LP                UT LTDPART INT   02052T109   36,105    1,500,000 SH             SOLE          1,500,000
AMERICAN INTL GROUP INC                 COM NEW      026874784  311,761    8,831,766 SH             SOLE          8,831,766
AMERICAN RLTY CAP TR INC                  COM        02917L101   12,747    1,176,015 SH             SOLE          1,176,015
ASIAINFO-LINKAGE INC                      COM        04518A104    1,988      183,250 SH             SOLE            183,250
APPLE INC                                 COM        037833100   57,791      108,594 SH             SOLE            108,594
BEAM INC                                  COM        073730103   62,668    1,004,537 SH             SOLE          1,004,537
BOEING CO                                 COM        097023105    2,261       26,749 SH             SOLE             26,749
BROOKDALE SR LIVING INC                   COM        112463104   56,092    2,482,710 SH             SOLE          2,482,710
CANADIAN PAC RY LTD                       COM        13645T100   68,740      674,743 SH             SOLE            674,743
CHENIERE ENERGY INC                     COM NEW      16411R208   25,478    1,431,858 SH             SOLE          1,431,858
CLEAN HARBORS INC                         COM        184496107    4,896      100,000 SH             SOLE            100,000
CONSTELLATION BRANDS INC                 CL A        21036P108   49,802    1,441,932 SH             SOLE          1,441,932
CORRECTIONS CORP AMER NEW               COM NEW      22025Y407   72,609    1,999,300 SH             SOLE          1,999,300
CARNIVAL CORP                         PAIRED CTF     143658300   23,781      646,753 SH             SOLE            646,753
CHEMTURA CORP                           COM NEW      163893209   55,418    2,746,299 SH             SOLE          2,746,299
CITIGROUP INC                           COM NEW      172967424  108,187    2,734,746 SH             SOLE          2,734,746
COMMERCIAL VEH GROUP INC                  COM        202608105   14,319    1,869,005 SH             SOLE          1,869,005
DIGITALGLOBE INC                        COM NEW      25389M877    7,464      392,000 SH             SOLE            392,000
DISCOVER FINL SVCS                        COM        254709108   17,277      448,181 SH             SOLE            448,181
DISH NETWORK CORP                        CL A        25470M109    1,742       47,869 SH             SOLE             47,869
FIFTH & PAC COS INC                       COM        316645100   44,375    3,762,889 SH             SOLE          3,762,889
FORTUNE BRANDS HOME & SEC IN              COM        34964C106   50,485    1,728,059 SH             SOLE          1,728,059
GARDNER DENVER INC                        COM        365558105    2,132       39,924 SH             SOLE             39,924
GENERAL ELECTRIC CO                       COM        369604103    2,099       93,554 SH             SOLE             93,554
GENERAL GROWTH PPTYS INC NEW              COM        370023103  153,349    7,952,794 SH             SOLE          7,952,794
GENERAL MTRS CO                           COM        37045V100   24,799      812,199 SH             SOLE            812,199
GENPACT LIMITED                           SHS        G3922B107    5,588      375,000 SH             SOLE            375,000
GEO GROUP INC                             COM        36159R103   10,034      446,222 SH             SOLE            446,222
GIVEN IMAGING                           ORD SHS      M52020100    3,689      211,160 SH             SOLE            211,160
GILAT SATELLITE NETWORKS LTD            SHS NEW      M51474118   43,126    8,121,651 SH             SOLE          8,121,651
HARVEST NATURAL RESOURCES IN              COM        41754V103    2,559      282,177 SH             SOLE            282,177
HERTZ GLOBAL HOLDINGS INC                 COM        42805T105  181,524   11,651,589 SH             SOLE         11,651,589
INTERPUBLIC GROUP COS INC                 COM        460690100   25,184    2,285,285 SH             SOLE          2,285,285
IVANHOE ENERGY INC                        COM        465790103      667      959,720 SH             SOLE            959,720
KINDER MORGAN INC DEL              *W EXP 05/25/201  49456B119    5,746    1,953,000 SH             SOLE          1,953,000
KRAFT FOODS GROUP INC                     COM        50076Q106    1,978       43,504 SH             SOLE             43,504
LIBERTY INTERACTIVE CORP            LBT VENT COM A   53071M880    9,007      171,427 SH             SOLE            171,427
LEAR CORP                               COM NEW      521865204   27,303      600,000 SH             SOLE            600,000
LIBERTY MEDIA CORPORATION            LIB CAP COM A   530322106  125,223    1,091,013 SH             SOLE          1,091,013
MONDELEZ INTL INC                        CL A        609207105   28,597    1,123,522 SH             SOLE          1,123,522
MPG OFFICE TR INC                         COM        553274101    6,160    2,000,000 SH             SOLE          2,000,000
MANITOWOC INC                             COM        563571108   87,831    5,701,270 SH             SOLE          5,701,270
MOTOROLA SOLUTIONS INC                  COM NEW      620076307    4,854      112,281 SH             SOLE            112,281
NOVACOPPER INC                            COM        66988K102    6,133    3,388,462 SH             SOLE          3,388,462
OAKTREE CAP GROUP LLC               UNIT 99/99/9999  674001201    1,952       63,532 SH             SOLE             63,532
OMNIVISION TECHNOLOGIES INC               COM        682128103    5,632      400,000 SH             SOLE            400,000
PACIFIC DRILLING SA LUXEMBOU            REG SHS      L7257P106   18,592    1,969,549 SH             SOLE          1,969,549
PETROLOGISTICS LP                  UNIT LTD PTH INT  71672U101  224,183   16,557,081 SH             SOLE         16,557,081
RADWARE LTD                               ORD        M81873107   48,299    1,490,617 SH             SOLE          1,490,617
REALOGY HLDGS CORP                        COM        75605Y106  220,443    5,253,655 SH             SOLE          5,253,655
SIRIUS XM RADIO INC                       COM        82967N108   12,581    4,782,227 SH             SOLE          4,782,227
SPRINT NEXTEL CORP                     COM SER 1     852061100  161,328   28,452,999 SH             SOLE         28,452,999
SUNCOKE ENERGY INC                        COM        86722A103    4,538      372,866 SH             SOLE            372,866
SANOFI                             RIGHT 12/31/2020  80105N113    6,102    3,678,198 SH             SOLE          3,678,198
SPANSION INC                         COM CL A NEW    84649R200      308       22,169 SH             SOLE             22,169
SPDR GOLD TRUST                        GOLD SHS      78463V107   14,420       89,000 SH             SOLE             89,000
TRIO MERGER CORP                          COM        896697109      769       86,250 SH             SOLE             86,250
TRONOX LTD                             SHS CL A      Q9235V101    1,186       65,000 SH             SOLE             65,000
TRUE RELIGION APPAREL INC                 COM        89784N104    4,575      203,972 SH             SOLE            203,972
TURQUOISE HILL RES LTD                    COM        900435108   35,045    4,681,874 SH             SOLE          4,681,874
TW TELECOM INC                            COM        87311L104   43,141    1,767,704 SH             SOLE          1,767,704
TRANSOCEAN LTD                          REG SHS      H8817H100   11,929      267,104 SH             SOLE            267,104
TYCO INTERNATIONAL LTD                    SHS        H89128104   51,196    1,814,179 SH             SOLE          1,814,179
UNITED PARCEL SERVICE INC                CL B        911312106   36,738      498,282 SH             SOLE            498,282
UNITED RENTALS INC                        COM        911363109    5,312      149,298 SH             SOLE            149,298
VISTEON CORP                            COM NEW      92839U206   95,829    1,800,953 SH             SOLE          1,800,953
W P CAREY INC                             COM        92936U109    1,763       50,000 SH             SOLE             50,000
GRACE W R & CO DEL NEW                    COM        38388F108    3,025       45,000 SH             SOLE             45,000
YONGYE INTL INC                           COM        98607B106    3,107      349,182 SH             SOLE            349,182
YAHOO INC                                 COM        984332106  125,768    6,320,016 SH             SOLE          6,320,016
JA SOLAR HOLDINGS CO LTD            NOTE 4.500% 5/1  466090AA5      238      250,000 SH             SOLE            250,000
APPLE INC                                 COM         37833100   34,591       65,000 SH CALL        SOLE             65,000
BP PLC                               SPONSORED ADR    55622104   20,820      500,000 SH CALL        SOLE            500,000
BANK OF AMERICA CORPORATION               COM         60505104   25,936    2,233,900 SH CALL        SOLE          2,233,900
CATERPILLAR INC DEL                       COM        149123101   53,765      600,000 SH CALL        SOLE            600,000
FORD MTR CO DEL                      COM PAR $0.01   345370860   64,750    5,000,000 SH CALL        SOLE          5,000,000
GENERAL MTRS CO                           COM        37045V100  252,557    8,760,200 SH CALL        SOLE          8,760,200
MANITOWOC INC                             COM        563571108    8,475      540,500 SH CALL        SOLE            540,500
PLAINS EXPL& PRODTN CO                    COM        726505100   51,146    1,089,600 SH CALL        SOLE          1,089,600
BEST BUY INC                              COM         86516101   11,850    1,000,000 SH  PUT        SOLE          1,000,000
ISHARES TR                           RUSSELL 2000    464287655  421,589    5,000,000 SH  PUT        SOLE          5,000,000
PENNEY J C INC                            COM        708160106   49,275    2,500,000 SH  PUT        SOLE          2,500,000
General Motors Co A Warrants       *W EXP 07/10/201  37045V118      411       21,324 SH             SOLE             21,324
General Motors Co B Warrants       *W EXP 07/10/201  37045V126      263       21,324 SH             SOLE             21,324